Annual Total Returns - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Low Duration Income Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Sep. 15, 2020
Fidelity SAI Low Duration Income Fund
Bar Chart Table:
Annual Return 2021	(0.01%)
Annual Return 2022	0.73%